CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury Shares	Statutory Reserves	Other Comprehensive Income / (loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 17	$ 282,722	$ (28,615)		$ (1,024)	$ (249,224)	$ 3,876
Beginning Balance (in shares) at Dec. 31, 2022	226,569,381
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	36,000
Share-based compensation		415					415
Exercise of options and employee transactions			362			(362)
Exercise of options and employee transactions (in shares)	142,000
Sold of treasury shares			190			(145)	45
Sold of treasury shares (in shares)	74,656
Repurchase of ordinary shares			(2,296)				(2,296)
Repurchase of ordinary shares (in shares)	(3,571,460)
Net (loss) / income						(9,590)	(9,590)
Foreign currency translation adjustment, net of nil income taxes					(832)		(832)
Balance at Dec. 31, 2023	$ 17	283,137	(30,359)		(1,856)	(259,321)	(8,382)
Ending Balance (in shares) at Dec. 31, 2023	223,250,577
Increase (Decrease) in Stockholders' Equity
Share-based compensation		345					345
Treasury stock for ESOP		(716)	716
Treasury stock for ESOP (in shares)	268,000
Repurchase of ordinary shares			(1,237)				(1,237)
Repurchase of ordinary shares (in shares)	(2,849,814)
Net (loss) / income						(2,489)	(2,489)
Appropriation to statutory reserves				$ 390		(390)
Foreign currency translation adjustment, net of nil income taxes					(1,409)		(1,409)
Balance at Dec. 31, 2024	$ 17	282,766	(30,880)	390	(3,265)	(262,200)	$ (13,172)
Ending Balance (in shares) at Dec. 31, 2024	220,668,763						220,668,763
Increase (Decrease) in Stockholders' Equity
Share-based compensation		92					$ 92
Treasury stock for ESOP		(2,212)	2,212
Treasury stock for ESOP (in shares)	734,172
Repurchase of ordinary shares			(724)				(724)
Repurchase of ordinary shares (in shares)	(4,339,596)
Net (loss) / income						8,279	8,279
Appropriation to statutory reserves				6		(6)
Foreign currency translation adjustment, net of nil income taxes					1,542		1,542
Balance at Dec. 31, 2025	$ 17	$ 280,646	$ (29,392)	$ 396	$ (1,723)	$ (253,927)	$ (3,983)
Ending Balance (in shares) at Dec. 31, 2025	217,063,339						217,063,339